Note 19 - Derivatives (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Swaps Breakage Cost	$ 0	$ (6)	$ (16)
Number of Foreign Currency Derivatives Held	6	8
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 15,000	$ 16,000
Derivative, Average Forward Exchange Rate	1.1668	1.1962
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ (866)	$ 337	124
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	0	0	$ (48)
Designated as Hedging Instrument [Member]
Derivative, Notional Amount	569,177	257,293
Interest Rate Fair Value Hedge Liability at Fair Value	10,882	7,093
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	225,000	227,046
Swaps Breakage Cost		6
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	6,470
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Notional Amount		227,046
Derivative, Gain (Loss) on Derivative, Net, Total		$ (2,193)
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 122,375